WARRANTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 08, 2022	Sep. 21, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants [Line Items]
Intrinsic value of warrants exercised			$ 0.1	$ 0.5
Fair value of warrants vested			$ 1.3	$ 2.3
September 2023 unit offering [Member]
Warrants [Line Items]
Number of warrants issued		1,369,000
Warrants issued during period, exercise price		$ 2.5
Fair value of warrants issued		$ 1.1
Expected dividend yield		0.00%
Expected volatility		100.00%
Risk-free interest rate		4.30%
Expected life		5 years 6 months
Warrants issued, grant date fair value		$ 0.82
Gain on warrant modifications		$ 0.2
September 2023 unit offering [Member] | Placement agent [Member]
Warrants [Line Items]
Number of warrants issued		54,760
Warrants issued during period, exercise price		$ 2.39
Fair value of warrants issued		$ 0.1
Expected dividend yield		0.00%
Expected volatility		100.00%
Risk-free interest rate		4.25%
Expected life		5 years
Warrants issued, grant date fair value		$ 1.48
November 2021 offering [Member]
Warrants [Line Items]
Number of warrants with exercise price amended	66,250	66,245
Warrant exercise price prior to amendment	$ 75	$ 8
Warrant amended exercise price	$ 8	$ 2.5
December 2022 unit offering [Member]
Warrants [Line Items]
Number of warrants issued	625,000
Warrants issued during period, exercise price	$ 8
Fair value of warrants issued	$ 2.0
Expected dividend yield	0.00%
Expected volatility	100.00%
Risk-free interest rate	3.00%
Expected life	5 years
Warrants issued, grant date fair value	$ 3.25
Number of warrants with exercise price amended		624,995
Warrant exercise price prior to amendment		$ 8
Warrant amended exercise price		$ 2.5
December 2022 unit offering [Member] | Placement agent [Member]
Warrants [Line Items]
Number of warrants issued	25,000
Warrants issued during period, exercise price	$ 8
Fair value of warrants issued	$ 0.1
Expected dividend yield	0.00%
Expected volatility	100.00%
Risk-free interest rate	3.00%
Expected life	5 years
Warrants issued, grant date fair value	$ 5.95